License agreements - License agreement with Avacta Lifesciences Limited (Details) - License agreement - Avacta Lifesciences Limited ("AVACTA") - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid		$ 1,000,000
Reduction in royalty percentage	50.00%
Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee recognized as expense			$ 250,000
Specified development milestones | First product developed | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	$ 4,500,000		4,500,000
Specified development milestones | Subsequent products | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	3,000,000		3,000,000
Specified regulatory milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	$ 5,000,000		$ 5,000,000